Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/Franklin Templeton Mutual Shares Fund Class A and B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation, which may occasionally be short-term (which is capital appreciation return on an investment in less than 12 months),
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily, income.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2013 – 12/31/2013	28%

Period	Class B
1/1/2013 – 12/31/2013	28%

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Subadvisor expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund may invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

		The Fund expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Derivatives risk – Investing in derivative instruments, such as swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other over-the-counter contracts, and certain exchange-traded funds, involves risks, including liquidity, market, counterparty, credit, and currency risks, mispricing or improper valuation. Changes in the value of the derivative may not move as expected relative to the value of the assets, rates, or indices the derivative is designed to track, and the Fund could lose more than the principal amount invested.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Fund ’ s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.
  Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Risk arbitrage securities and distressed companies risk – Companies involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers and distressed companies present significant t risks that any restructuring may not be successful and become reduced in value or worthless.
  Small cap investing risk– Investing in smaller companies , some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 16.97%; Worst Quarter (ended 12/31/ 20 08): -21.63%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 6/30/2009): 16.88%; Worst Quarter (ended 12/31/ 20 08): -21.58%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,283
2008	rr_AnnualReturn2008	(37.90%)
2009	rr_AnnualReturn2009	26.74%
2010	rr_AnnualReturn2010	11.45%
2011	rr_AnnualReturn2011	(0.66%)
2012	rr_AnnualReturn2012	13.66%
2013	rr_AnnualReturn2013	28.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
1 year	rr_AverageAnnualReturnYear01	28.29%
5 year	rr_AverageAnnualReturnYear05	15.40%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2007
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	$ 1,049
2008	rr_AnnualReturn2008	(37.76%)
2009	rr_AnnualReturn2009	27.00%
2010	rr_AnnualReturn2010	11.66%
2011	rr_AnnualReturn2011	(0.40%)
2012	rr_AnnualReturn2012	14.01%
2013	rr_AnnualReturn2013	28.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
1 year	rr_AverageAnnualReturnYear01	28.47%
5 year	rr_AverageAnnualReturnYear05	15.65%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2007
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND | S&P 500 Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.39%
5 year	rr_AverageAnnualReturnYear05	17.94%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2007
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND | S&P 500 Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.39%
5 year	rr_AverageAnnualReturnYear05	17.94%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2007

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.